Other Assets	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Other Assets
19. OTHER ASSETS
Details of other assets are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Lease assets	2,593,578	3,306,464
Prepaid expenses	287,323	345,202
Advance payments	99,772	95,025
Non-operational assets	23,340	34,625
Others	57,539	60,471

Total	3,061,552	3,841,787